Non-controlling interests - Income statement (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure of subsidiaries [line items]
Revenue	$ 3,060,642	$ 1,998,429
Net income (loss)	375,097	(28,225)
Total comprehensive income (loss)	346,961	(41,920)
Net income (loss) allocated to Methanex non-controlling interests	58,962	(15,680)
Equity contributions by non-controlling interests	8,170	25
Distributions paid and accrued to non-controlling interests	(4,330)	(1,410)
Methanex Egypt
Disclosure of subsidiaries [line items]
Revenue	285,017	111,728
Net income (loss)	65,241	(79,963)
Total comprehensive income (loss)	65,241	(79,963)
Net income (loss) allocated to Methanex non-controlling interests	55,470	(18,069)
Total comprehensive income (loss) allocated to Methanex non-controlling interests	55,470	(18,069)
Equity contributions by non-controlling interests	0	0
Distributions paid and accrued to non-controlling interests	(26,970)	(23,264)
Other
Disclosure of subsidiaries [line items]
Revenue	32,094	26,148
Net income (loss)	6,981	4,781
Total comprehensive income (loss)	6,981	4,781
Net income (loss) allocated to Methanex non-controlling interests	3,492	2,389
Total comprehensive income (loss) allocated to Methanex non-controlling interests	3,492	2,389
Equity contributions by non-controlling interests	8,170	25
Distributions paid and accrued to non-controlling interests	(4,330)	(1,410)
Total
Disclosure of subsidiaries [line items]
Revenue	317,111	137,876
Net income (loss)	72,222	(75,182)
Total comprehensive income (loss)	72,222	(75,182)
Net income (loss) allocated to Methanex non-controlling interests	58,962	(15,680)
Total comprehensive income (loss) allocated to Methanex non-controlling interests	58,962	(15,680)
Equity contributions by non-controlling interests	8,170	25
Distributions paid and accrued to non-controlling interests	$ (31,300)	$ (24,674)